SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0
Unrecognized tax benefits	0
Unrecognized tax benefits accrued for interest and penalties	$ 0
Anti-dilutive securities attributable to warrants (in shares)	21,320,000
Cash, FDIC Insured Amount	$ 250,000